Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of December 31,
	2022	2023
Customer A — advertising and marketing customer	29%	31%
Customer B — advertising and marketing customer	14%	13%